Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1. Organization and Basis of Presentation

Organization

MGT Capital Investments, Inc. (“MGT Capital”) is a Delaware corporation, incorporated in 2000. MGT Capital was originally incorporated in Utah in 1977. “MGT” or the “Company” was formerly comprised of the parent company and its wholly–owned subsidiaries MGT Cybersecurity, Inc., Medicsight, Inc., MGT Sports, Inc., MGT Studios, Inc. (“MGT Studios”), MGT Interactive, LLC, MGT Gaming, Inc., MGT Mining One, Inc., MGT Mining Two, Inc., and MGT Sweden AB. MGT Studios also owned a controlling minority interest in the subsidiary M2P Americas, Inc. During the first quarter of 2019, the Company filed certificates of dissolution for all of its wholly-owned subsidiaries except MGT Sweden AB.

MGT’s corporate office is located in Durham, North Carolina.

On February 27, 2019, the Company’s stockholders approved an increase in the Company’s authorized common shares from 125,000,000 to 2,500,000,000. On February 27, 2019, the Company filed an amendment to its Certificate of Incorporation with the state of Delaware to reflect this change.

On March 23, 2018, the Company’s stockholders approved a 1-for-2 reverse split of the Company’s common stock. As of May 15, 2019, the Company had not amended its Certificate of Incorporation to reflect this reverse split and such adjustments are not reflected within these unaudited condensed consolidated financial statements.

On June 13, 2018, the Company filed a universal shelf registration statement covering up to $150 million of various MGT securities, including common stock, preferred stock, debt securities, rights, warrants, and units, that the Company may sell from time to time. On August 10, 2018, this registration statement on Form S-3 was declared effective by the Securities and Exchange Commission (“SEC”). Through April 15, 2019, the Company has sold $6,036 of securities under this registration statement. On April 16, 2019, the Company became ineligible to issue shares pursuant to the Form S-3 as the aggregate market of the Company’s common stock held by non-affiliates was below the regulatory threshold of $75,000.

Cryptocurrency mining

As of March 31, 2019, MGT owned and or managed approximately 5,700 Bitcoin miners. Approximately 2,500 machines are located in Colorado and 3,200 machines are located in Ohio. Of the 5,700 machines, 3,700 are owned by the Company, and the remaining machines are investor owned. All miners owned or managed by MGT are S9 Antminers sold by Bitmain Technologies LTD. In addition to the S9 Antminers, the Company owns 50 custom designed GPU-based Ethereum mining rigs. Because the price of Bitcoin steadily decreased during 2018 and throughout the first quarter of 2019, the Company decided it was not economically responsible to commence mining operations in Colorado or Ohio. On May 14, 2019, the Company announced commencement of operations in both Colorado and Ohio.

During the three months ended March 31, 2019, the Company mined 8 Bitcoin for total revenue of $28. These coins were earned from the operation of approximately 500 Company owned machines located in a leased facility in Quincy, Washington. On March 22, 2019, the Company conveyed its ownership of these machines in satisfaction of outstanding hosting service fees.

Legacy business – cybersecurity

On January 26, 2018, the Company announced the end of its business relationship with cybersecurity pioneer John McAfee. Since August 2017, Mr. McAfee had served as Chief Cybersecurity Visionary of the Company, guiding the development of the Company’s cybersecurity business, including Sentinel, an enterprise class network intrusion detector, released in October 2017. The Company also owned the intellectual property associated with developing and marketing a mobile phone with extensive privacy and anti-hacking features.

On March 19, 2018, the Company announced it had ended its cybersecurity operations by selling the Sentinel product line to a new entity formed by the unit’s management team and stopping development of the privacy phone. The Sentinel assets were sold for consideration of $60 in cash and a $1,000 promissory note, convertible into a 20% equity interest of the buyer.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10–Q and Rule 10 of Regulation S–X. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States of America. However, in the opinion of the management of the Company, all adjustments necessary for a fair presentation of the financial position and operating results have been included in these statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10–K for the fiscal year ended December 31, 2018, as filed with the SEC on April 16, 2019. Operating results for the three months ended March 31, 2019 are not necessarily indicative of the results that may be expected for any subsequent quarters or for the year ending December 31, 2019.

Note 1. Organization and Basis of Presentation

Organization

MGT Capital Investments, Inc. (“MGT Capital”) is a Delaware corporation, incorporated in 2000. MGT Capital was originally incorporated in Utah in 1977. “MGT” or the “Company” was formerly comprised of the parent company and its wholly–owned subsidiaries MGT Cybersecurity, Inc., Medicsight, Inc., MGT Sports, Inc., MGT Studios, Inc. (“MGT Studios”), MGT Interactive, LLC, MGT Gaming, Inc., MGT Mining One, Inc., MGT Mining Two, Inc., and MGT Sweden AB. MGT Studios also owned a controlling minority interest in the subsidiary M2P Americas, Inc. During the first quarter of 2019, the Company filed certificates of dissolution for all of its wholly-owned subsidiaries except MGT Sweden AB.

MGT’s corporate office is located in Durham, North Carolina.

On March 23, 2018, the Company’s stockholders approved an increase in the Company’s authorized common stock from 75,000,000 shares to 125,000,000 shares. On March 23, 2018, the Company filed an amendment to its Certificate of Incorporation with the state of Delaware to reflect this change. On February 27, 2019, the Company’s stockholders approved an increase in the Company’s authorized commons shares from 125,000,000 to 2,500,000,000. On February 27, 2019, the Company filed an amendment to its Certificate of Incorporation with the state of Delaware to reflect this change.

On March 23, 2018, the Company’s stockholders approved a 1-for-2 reverse split of the Company’s common stock, to be effected only if needed for the Company’s application to uplist its common stock to a national exchange. As of April 15, 2019, the Company had not amended its Certificate of Incorporation to reflect this reverse split and such adjustments are not reflected within these consolidated financial statements.

On June 13, 2018, the Company filed a universal shelf registration statement covering up to $150 million of various MGT securities, including common stock, preferred stock, debt securities, rights, warrants, and units, that the Company may sell from time to time. On August 10, 2018, this registration statement on Form S-3 was declared effective by the Securities and Exchange Commission. Through April 15, 2019, the Company has sold $6,036 million of securities under this registration statement.

Cryptocurrency mining

In September 2016, MGT commenced its Bitcoin mining operations in the Wenatchee Valley area of central Washington. Throughout 2017, the Company expanded its mining capacity with the purchase of additional Bitcoin mining machines and by entering into hosting and power agreements with Washington facilities owners. The Company also entered into management agreements with third party investors whereby the investors purchased the mining hardware, and the Company receives both a fee to manage the mining operations plus one-half of the net operating profit.

Towards the end of 2017, the Company determined that there was inadequate electric power in Washington to support the Company’s growth, and the Company moved swiftly to find a new facility to conduct its mining operations. By the end of 2017, the Company made the decision to move its principal mining operations to northern Sweden, a geographic location with historically low ambient temperatures and available inexpensive electricity. The Company entered into a hosting agreement (the “Hosting Agreement”) with Beacon Leasing LLC (“Beacon”), pursuant to which Beacon agreed to deliver a turn-key solution in northern Sweden with up to 15 megawatts of electricity capacity, which included a facility with power, cooling, and hosting services for a fixed price of $810 per month. The facility in Sweden is owned by the city of Älvsbyn and leased by a subsidiary of Beacon. Beacon committed to provide a fully functional facility by the end of March 2018. The Hosting Agreement required the Company to pay $1,620 to Beacon, representing the first and last month of service. During the first quarter of 2018, the Company took delivery of an additional 2,000 Bitcoin mining machines in Sweden and moved 4,300 machines (including 2,100 investor-owned machines) from Washington to Sweden.

Beacon failed to deliver the fully built out facility and necessary power supply levels required by MGT by the end of March 2018. Through the first quarter of 2018 and into the second quarter, MGT personnel made visits to Sweden and assisted Beacon with efforts to get the facility up and running. The Company also advanced additional funds to Beacon to maximize operational capacity as quickly as possible. During April 2018, the Company became involved in the design and setup of the Sweden facility due to concern that Beacon may have overstated their construction abilities and financial capacity.

On May 16, 2018, the Company was informed that none of the amounts due from Beacon to the electric utility serving the Älvsbyn facility were paid and that the utility would begin shutting down the electricity to the Älvsbyn facility. On the same day, the Company notified Beacon that it was in breach of the Hosting Agreement. In order to avoid a shutdown of the facility and a suspension of mining operations, the Company paid $368 directly to the electric utility, as a good faith deposit. During the three months ended September 30, 2018, the Company paid an additional aggregate of $947 to the utility provider for power consumed.

Subsequent to May 16, 2018, the Company intensified its efforts to determine the extent of Beacon’s non-performance under the Hosting Agreement. Management made several more trips to Sweden to supervise the completion of the facility as well as investigate Beacon’s accounting records. The Company determined that Beacon also was faced with unpaid invoices from various material and service providers to the facility.

Beginning in late May 2018, the Company took steps to become the direct operator of the Swedish facility to gain control of the situation, protect its assets, and maximize operational capacity as quickly as possible. These actions included paying the outstanding amounts owed by Beacon in order to maintain the vendor relationships needed to complete the facility and forming MGT Sweden AB in anticipation of assuming the building lease and the power agreements.

During the three months ended June 30, 2018, the Company recorded restructuring expense of $2,499, which included the write-off of the unamortized balance of the initial deposit paid to Beacon in the amount of $1,350 and $1,149, for additional costs paid by the Company to service providers and vendors engaged to complete the facility. These costs consisted of unpaid obligations for services provided prior to the second quarter of 2018, including:

Costs to bring electricity provider current and set up additional transformers	$893
Satisfaction of payables for materials, repairs and supplies	206
Satisfaction of payables for payroll and consulting fees	50
TOTAL	$1,149

The cost of services provided after the Company took over full direct operational control of the facility are included in cost of revenue and general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss.

Continuing issues arising from poor engineering and demands from the electric utility forced the Company to devote a significant amount of time and effort to the operations in Sweden. Further, the Company determined that the financial investment to fully assume the position of Beacon was excessive. Simultaneously, based on an analysis of available facilities in the United States, the Company concluded that the United States provided hosting opportunities for the Company. On September 24, 2018, the combination of these factors led to the Company deciding to forgo any further monetary investment in Sweden. The Company has relocated all of the miners in Sweden to facilities in Colorado and Ohio.

As of December 31, 2018, MGT owned and operated approximately 500 miners located in a leased facility in Quincy, Washington. Prior to the mining assets’ relocation to the United States, the Company conducted a physical observation concluding that there are approximately 5,750 operating machines in Sweden. In connection with the relocation to the U.S., approximately 3,000 were shipped to Colorado and 2,750 were shipped to Ohio. Of the 5,750 machines shipped, 3,800 of these machines are owned by the Company, while the remaining machines are investor owned. All miners owned or managed by MGT are S9 Antminers sold by Bitmain Technologies LTD. In addition to the S9 Antminers, the Company owns 50 custom designed GPU-based Ethereum mining rigs. During the year ended December 31, 2018, the Company mined 245 Bitcoin for total revenue of $2,010. In addition, the miners the Company operate pursuant to the management agreements mined 184 Bitcoin during the same period.

Because the price of Bitcoin has steadily decreased during 2018 and throughout the first quarter of 2019, the Company decided it is not economically responsible to commence mining operations in Colorado or Ohio. Until the price of Bitcoin rises, the Company does not plan to commence mining with these machines.

Legacy business – cybersecurity

On January 26, 2018, the Company announced the end of its business relationship with cybersecurity pioneer John McAfee. Since August 2017, Mr. McAfee had served as Chief Cybersecurity Visionary of the Company, guiding the development of the Company’s cybersecurity business, including Sentinel, an enterprise class network intrusion detector, released in October 2017. The Company also owned the intellectual property associated with developing and marketing a mobile phone with extensive privacy and anti-hacking features.

On March 19, 2018, the Company announced it had ended its cybersecurity operations by selling the Sentinel product line to a new entity formed by the unit’s management team and stopping development of the privacy phone. The Sentinel assets were sold for consideration of $60 in cash and a $1,000 promissory note, convertible into a 20% equity interest of the buyer.

Basis of presentation

The accompanying consolidated financial statements for the years ended December 31, 2018 and 2017 have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).